Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions
Related Party Transactions

Note 3. Related Party Transactions

Convertible notes payable - related parties

As of September 30, 2025 and December 31, 2024, convertible notes payable – related parties (net of debt discount) totaled $500,000 and $500,000, respectively.

During the year ended December 31, 2022, Brian Thom, the Company’s Chief Executive Officer, converted $372,000 of a loan payable balance to a convertible note payable. The unpaid accrued interest on the loan payable was transferred to the convertible note payable. The note had an interest rate of 10%, an original issue discount (“OID”) of 7% and had a maturity date of December 31, 2023. The note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $28,000 of a debt discount related to the OID. As of September 30, 2025 and December 31, 2024, the remaining unamortized debt discount was $0 and $0, respectively. Accrued interest associated with the note was $191,919 and $139,334 as of September 30, 2025 and December 31, 2024, respectively.

During the year ended December 31, 2022, Robert Denser, a Director of the Company, loaned the Company $93,000 through a convertible note. The note had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. The note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $7,000 of a debt discount related to the OID. As of September 30, 2025 and December 31, 2024, the remaining unamortized debt discount was $0 and $0, respectively. Accrued interest associated with the note was $41,923 and $29,315 as of September 30, 2025 and December 31, 2024, respectively.

On December 15, 2023, the Company entered into amendments on the above convertible notes, which extended the maturity date to December 31, 2024 and increased the interest rate from 10% to 13%, effective January 1, 2024. On December 20, 2024, the Company entered into amendments on the above convertible notes, which extended the maturity date to December 31, 2026.

Interest expense – related party on the above convertible notes payable was $21,731 and $19,231 during the three months ended September 30, 2025 and 2024, respectively.  Interest expense – related party on the above convertible notes payable was $65,193 and $57,693 during the nine months ended September 30, 2025 and 2024, respectively. Accrued interest – related party due to these convertible notes was $233,842 and $168,649, as of September 30, 2025 and December 31, 2024, respectively and has been recorded in accrued liabilities – related parties on the balance sheet.

The following represents the future aggregate maturities as of September 30, 2025 of the Company’s Convertible Notes Payable – Related Parties:

Amount
2025 (remaining)	$-
2026	500,000
Total	$500,000

Accrued liabilities- related parties

                During the nine months ended September 30, 2025, the Company’s Chief Executive Officer advanced the Company $20,000 to pay for operating expenses, which was unsecured, non-interest bearing and due on demand. During the nine months ended September 30, 2025 the Company repaid $20,000 of the advance resulting in a $0 advance balance recorded in accrued liabilities –related parties on the balance sheet as of September 30, 2025.

Note 3. Related Party Transactions

Convertible notes payable - related parties

As of December 31, 2024 and 2023, convertible notes payable – related parties (net of debt discount) totaled $500,000 and $500,000, respectively.

During the year ended December 31, 2022, Brian Thom, the Company’s Chief Executive Officer, converted $372,000 of a loan payable balance to a convertible note payable. The unpaid accrued interest on the loan payable was transferred to the convertible note payable. The note had an interest rate of 10%, an original issue discount (“OID”) of 7% and had a maturity date of December 31, 2023. The note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $28,000 of a debt discount related to the OID. As of December 31, 2024 and December 31, 2023, the remaining unamortized debt discount was $0 and $0, respectively. Accrued interest associated with the note was $139,334 and $77,287 as of December 31, 2024 and 2023, respectively.

During the year ended December 31, 2022, Robert Denser, a Director of the Company, loaned the Company $93,000 through a convertible note. The note had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. The note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $7,000 of a debt discount related to the OID. As of December 31, 2024 and December 31, 2023, the remaining unamortized debt discount was $0 and $0, respectively. Accrued interest associated with the note was $29,315 and $14,438 as of December 31, 2024 and 2023, respectively.

On December 15, 2023, the Company entered into amendments on the above convertible notes, which extended the maturity date to December 31, 2024 and increased the interest rate from 10% to 13%, effective January 1, 2024. On December 20, 2024, the Company entered into amendments on the above convertible notes, which extended the maturity date to December 31, 2026.

Interest expense – related party on the above convertible notes payable was $76,924 (including $0 of debt discount amortization related to the OID) and $75,462 (including $21,669 of debt discount amortization) during the year ended December 31, 2024 and 2023, respectively. Accrued interest – related party due to these convertible notes was $168,649 and $91,725, as of December 31, 2024 and 2023, respectively.

The following represents the future aggregate maturities as of December 31, 2024 of the Company’s Convertible Notes Payable – Related Parties:

Amount
2025	$-
2026	500,000
Total	$500,000

Loans payable/advances - related parties

During the year ended December 31, 2022, Kristofer Heaton, the Principal Financial Officer, loaned the Company $4,000 to pay for operating expenses. The loan had an interest rate of 10% and was due on demand. During the year ended December 31, 2023, the Company repaid $4,000 of principal and $446 of accrued interest leaving a balance of $0 as of December 31, 2023.

Interest expense – related party on the above loan was $0 and $222 during the years ended December 31, 2024 and 2023, respectively. Accrued interest – related party as of December 31, 2024 and 2023 was $0.

Equity transactions

During the year ended December 31, 2023, the Company issued 1,204,688 shares of common stock with a fair value of $271,031 to its officers and management for $218,250 of accrued compensation (see Note 6) which resulted in $52,781 being recorded as a loss on settlement of debt.